Financial instruments and risk management - Interest Rate Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Apr. 10, 2019
Debt Instrument [Line Items]
Principal outstanding	$ 4,939
Hedging instruments	0
Net exposure	4,939
Impact of 1% increase in rates	50
Total debt principal	6,177	$ 6,759
Total floating rate debt obligations
Debt Instrument [Line Items]
Principal outstanding	5,662
Hedging instruments	0
Net exposure	5,662
Impact of 1% increase in rates	57
Total floating rate debt obligations | Senior Credit Facilities
Debt Instrument [Line Items]
Principal outstanding	5,662
Hedging instruments	(4,500)
Net exposure	1,162
Impact of 1% increase in rates	12
Total floating rate debt obligations | Ineffective portion of interest rate cap
Debt Instrument [Line Items]
Principal outstanding	0
Hedging instruments	4,500
Net exposure	4,500
Impact of 1% increase in rates	$ 45
Impact that would be mitigated (as a percent)	0.00%
Hypothetical increase in rates (as a percent)	1.00%
Less: Cash and Restricted Cash
Debt Instrument [Line Items]
Principal outstanding	$ (723)
Hedging instruments	0
Net exposure	(723)
Impact of 1% increase in rates	(7)
Secured Debt | Senior secured notes
Debt Instrument [Line Items]
Total debt principal	$ 515	$ 476	$ 476